Debt - Schedule of Annual Maturities (Details) - Loan Payable [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Annual Maturities [Line Items]
December 31, 2026 (remainder of year)	$ 1,000
Loans Payable - financed assets	1,000
Less: Current portion of Term Loan payable	(1,000)
Total long-term portion of Term Loan payable
Payable in the year ending December 31, 2026		$ 5,000
Loans Payable - financed assets		5,000
Less: Current portion		(5,000)
Long-term portion